Significant Accounting Policies - Variable Interest Entities (Details) $ in Millions		3 Months Ended
	Feb. 17, 2017 USD ($) country shares	Mar. 31, 2017 USD ($)	Mar. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Havas Health, Inc.
Variable Interest Entity [Line Items]
Number of countries in which entity operates | country	50
Ownership percentage in VIE	50.00%
Havas Health, Inc. | Not Primary Beneficiary
Variable Interest Entity [Line Items]
Ownership percentage in VIE	50.00%
Vencore Holding Corp. and KGS Holding Corp.
Variable Interest Entity [Line Items]
Equity method investments			$ 1.9	$ 2.2
Vencore Holding Corp. and KGS Holding Corp. | Not Primary Beneficiary
Variable Interest Entity [Line Items]
Payments to acquire interest in joint venture	$ 0.5
Contribution of property	$ 3.0
Number of shares acquired | shares	1,000,000
Gain recognized in VIE		$ 3.0
HVH Precision Analytics LLC | Havas Health, Inc. | Not Primary Beneficiary
Variable Interest Entity [Line Items]
Payments to acquire interest in joint venture	$ 3.5
Ownership percentage in VIE	50.00%